Document and Entity Information	Jul. 17, 2015
Prospectus:
Document Type	497
Document Period End Date	Jul. 17, 2015
Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Central Index Key	0000044402
Amendment Flag	false
Document Creation Date	Jul. 17, 2015
Document Effective Date	Jul. 17, 2015
Prospectus Date	Dec. 15, 2014